Intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets

9. Intangible assets

	March 31, 2013	March 31, 2012
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,999	3,814

	$51,099	$50,914
Accumulated amortization
Acquired technology	$15,754	$10,396
Customer relationships	10,296	6,796
Other intellectual property	2,091	1,383

	$28,141	$18,575
Net book value
Acquired technology	$13,846	$19,204
Customer relationships	7,204	10,704
Other intellectual property	1,908	2,431

	$22,958	$32,339

Amortization expense of finite-lived intangibles for the years ended March 31, 2013, 2012 and 2011 was $9,571, $9,573 and $8,986, respectively.

Based on the carrying value of the identified intangible assets at March 31, 2013 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five years is expected to be as follows.

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018
Amortization expense	$9,570	$9,570	$1,208	$690	$690